Investments in Associates - Additional Information (Details) $ / shares in Units, € in Millions, ₨ in Millions, PLN in Millions, $ in Millions																		4 Months Ended		12 Months Ended
	Dec. 22, 2017 USD ($)	Oct. 13, 2017 USD ($)	Sep. 19, 2017 USD ($)	Sep. 06, 2017 USD ($)	Sep. 06, 2017 EUR (€)	Aug. 31, 2017 USD ($)	Aug. 02, 2017 USD ($)	Jul. 20, 2017 USD ($)	Jul. 13, 2017 USD ($)	Jul. 13, 2017 INR (₨)	Jul. 06, 2017 USD ($)	Jul. 04, 2017 USD ($)	Jul. 04, 2017 EUR (€)	Mar. 24, 2017 USD ($)	Mar. 24, 2017 INR (₨)	Mar. 01, 2017 USD ($)	Feb. 17, 2017 USD ($) $ / shares shares	May 10, 2017 USD ($)	May 10, 2017 PLN	Dec. 31, 2017 USD ($)	Dec. 31, 2017 INR (₨)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 INR (₨)	Oct. 20, 2017 USD ($)	Feb. 08, 2016
Disclosure of associates [line items]
Gross premiums written																				$ 12,207.5		$ 9,534.3
Investments in associates																				$ 3,656.3		2,633.5
Long term growth rate																				3.00%			3.00%
Proceeds from sales of interests in associates																				$ 1,014.9		45.8
Net realized gains (losses)																				855.3		(362.3)
Grivalia
Disclosure of associates [line items]
Total carrying value																				$ 0.0		$ 295.9
Ownership percentage				52.70%	52.70%							52.60%	52.60%							0.00%	0.00%	40.60%
Gain (loss) on fair value adjustment												$ 51.3
Percentage of common shares acquired				0.10%	0.10%							10.30%
Consideration paid				$ 0.6	€ 0.5							$ 100.0	€ 88.0
Fair value of associates												$ 39.5								$ 0.0		$ 332.4
Investments in associates																				0.0		295.9
ICICI Lombard General Insurance Company Limited
Disclosure of associates [line items]
Total carrying value																				$ 0.0		$ 371.1
Ownership percentage			9.90%																	0.00%	0.00%	34.60%
Fair value of associates																				$ 0.0		$ 878.0
Investments in associates																				0.0		371.1
Thai Re Public Company Limited
Disclosure of associates [line items]
Total carrying value																				$ 80.3		$ 94.7
Ownership percentage																				34.90%	34.90%	32.40%
Fair value of associates																				$ 80.5		$ 80.2
Investments in associates																				80.3		94.7
Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Total carrying value																				$ 10.6
Ownership percentage																				45.30%	45.30%
Consideration paid																				$ 10.6	₨ 694.4
Fair value of associates																				10.6
Investments in associates																				10.6
Preferred equity instrument																				48.9			₨ 3,200.0
Farmers Edge Inc
Disclosure of associates [line items]
Total carrying value																				$ 88.1
Ownership percentage																				46.10%	46.10%
Consideration paid																$ 95.0
Fair value of associates																				$ 95.0
Investments in associates																				88.1
Astarta Holding N.V.
Disclosure of associates [line items]
Total carrying value																				$ 140.6
Ownership percentage																				28.10%	28.10%
Percentage of common shares acquired																		28.00%
Consideration paid																		$ 104.4	PLN 420.1
Fair value of associates																		15.7		$ 101.2
Investments in associates																		$ 120.1		140.6
Eurolife ERB Insurance Group Holdings S.A.
Disclosure of associates [line items]
Total carrying value																				$ 298.0		$ 150.6
Ownership percentage																				43.30%	43.30%	40.00%
Fair value of associates																				$ 303.0		$ 171.4
Investments in associates																				298.0		150.6
KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Total carrying value																				$ 213.4		$ 202.8
Ownership percentage																				0.00%	0.00%	0.00%
Fair value of associates																				$ 213.4		$ 202.8
Investments in associates																				213.4		202.8
APR Energy PLC
Disclosure of associates [line items]
Total carrying value																				$ 309.4		$ 187.3
Ownership percentage								67.90%												67.80%	67.80%	45.00%
Percentage of common shares acquired								22.90%
Consideration paid		$ 13.2						$ 109.0
Fair value of associates																				$ 336.4		$ 234.0
Investments in associates																				309.4		187.3
Resolute Forest Products Inc.
Disclosure of associates [line items]
Total carrying value																				$ 320.6		$ 304.5
Ownership percentage																				33.80%	33.80%	33.90%
Fair value of associates																				$ 334.0		$ 162.5
Investments in associates																				320.6		304.5
Performance Sports
Disclosure of associates [line items]
Ownership percentage																42.60%
Investments in associates																$ 153.5
Voting interest percentage																50.00%
Non-insurance associates
Disclosure of associates [line items]
Total carrying value																				2,945.3		1,693.0
Fair value of associates																				3,846.2		1,752.5
Investments in associates																				$ 1,776.0		1,452.5
Alltrust Insurance Company of China Ltd.
Disclosure of associates [line items]
Ownership percentage																				15.00%	15.00%
Investments in associates																				$ 81.2		76.1
Sigma Companies International Corp.
Disclosure of associates [line items]
Percentage of common shares acquired							81.20%
Consideration paid							$ 41.4
Bangalore International Airport Limited
Disclosure of associates [line items]
Total carrying value																				$ 611.1
Ownership percentage																				48.00%	48.00%
Fair value of associates																				$ 608.3
Investments in associates																				0.0
5paisa Capital Limited
Disclosure of associates [line items]
Total carrying value																				$ 26.8
Ownership percentage																				35.50%	35.50%
Fair value of associates																				$ 26.6
Investments in associates																				6.6				$ 26.4
Atlas Mara Limited
Disclosure of associates [line items]
Total carrying value																				$ 170.3
Ownership percentage																				43.30%	43.30%
Fair value of associates																				$ 168.7
Investments in associates																				0.0
AFGRI Proprietary Limited
Disclosure of associates [line items]
Total carrying value																				$ 49.5
Ownership percentage																				60.00%	60.00%
Fair value of associates																	$ 72.8			$ 119.0
Investments in associates																	$ 40.5			$ 0.0
Fairfax India | Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage									48.00%	48.00%
Percentage of common shares acquired									10.00%	10.00%				38.00%	38.00%
Consideration paid									$ 200.1	₨ 12,900.0				$ 385.5	₨ 25,200.0
Fairfax India | Fairchem Limited
Disclosure of associates [line items]
Percentage of common shares acquired																									44.70%
Fairfax Africa | Atlas Mara Limited
Disclosure of associates [line items]
Percentage of common shares acquired	0.90%					42.40%
Consideration paid	$ 2.4					$ 155.8
Minimum | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Ownership percentage																				50.00%	50.00%
Maximum | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Ownership percentage																				90.00%	90.00%
ICICI Lombard General Insurance Company Limited
Disclosure of associates [line items]
Ownership percentage			12.10%								12.20%									24.30%	24.30%
Proceeds from sales of interests in associates			$ 532.2								$ 376.3									$ 908.5
Net realized gains (losses)			$ 372.3								$ 223.3									595.6
Unrealized gain on securities, reclassified to realized gain																				334.5
Multiple voting shares | AFGRI Proprietary Limited
Disclosure of associates [line items]
Share acquired through exchange of indirect interest (in shares) | shares																	7,284,606
Share acquired through exchange of indirect interest (in dollars per share) | $ / shares																	$ 10.00
Investments accounted for using equity method | Thai Re Public Company Limited
Disclosure of associates [line items]
Non-cash impairment charge																				$ 17.7
Investments accounted for using equity method | Resolute Forest Products Inc.
Disclosure of associates [line items]
Non-cash impairment charge																						$ 100.4